Investment Objectives and Goals - Skylar Electricity Futures ETF	Jun. 22, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Skylar Electricity Futures ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Skylar Electricity Futures ETF (the “Fund”) seeks to provide capital appreciation primarily through investments in U.S. electricity futures contracts.